Property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment - beginning of the year	€ 56,332	€ 56,299
Additions	8,739	7,700
Depreciation capitalized	205	190
Depreciation	(6,356)	(6,072)
Impairment	(2,176)	(1,382)
Reversals	444	413
Write-off	(447)	(586)
Currency translation differences	(1,578)	2,926
Initial recognition and changes in estimates	748	(80)
Changes in the scope of consolidation - included entities	1,075	1,472
Changes in the scope of consolidation - excluded entities	(1)	(4,359)
Other changes	(686)	(189)
Property, plant and equipment - end of the year	56,299	56,332
Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,088	1,071
Additions	22	22
Depreciation	(47)	(51)
Impairment	(30)	(21)
Reversals		3
Write-off		(1)
Currency translation differences	1	2
Initial recognition and changes in estimates	3
Changes in the scope of consolidation - included entities	48	9
Changes in the scope of consolidation - excluded entities		(1)
Transfers	37	41
Other changes	(11)	14
Property, plant and equipment - end of the year	1,111	1,088
E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	40,492	42,342
Additions		132
Depreciation	(5,699)	(5,466)
Impairment	(1,164)	(313)
Reversals	109	40
Currency translation differences	(1,223)	2,422
Initial recognition and changes in estimates	698	(173)
Changes in the scope of consolidation - included entities	521	650
Changes in the scope of consolidation - excluded entities		(3,687)
Transfers	5,592	4,402
Other changes	(1,905)	143
Property, plant and equipment - end of the year	37,421	40,492
Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	4,280	3,850
Additions	407	456
Depreciation	(610)	(555)
Impairment	(366)	(485)
Reversals	42	191
Write-off	(2)	(2)
Currency translation differences	(39)	55
Initial recognition and changes in estimates	16	2
Changes in the scope of consolidation - included entities	298	695
Changes in the scope of consolidation - excluded entities	(1)	(6)
Transfers	595	426
Other changes	(32)	(347)
Property, plant and equipment - end of the year	4,588	4,280
E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,345	1,244
Additions	764	655
Depreciation capitalized	20	11
Write-off	(420)	(365)
Currency translation differences	(46)	74
Initial recognition and changes in estimates	17	(7)
Changes in the scope of consolidation - excluded entities		(119)
Transfers	(70)	(149)
Other changes	(42)	1
Property, plant and equipment - end of the year	1,568	1,345
E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	7,494	6,497
Additions	6,294	5,361
Depreciation capitalized	184	179
Impairment	(226)	(149)
Reversals	257	141
Write-off	(25)	(218)
Currency translation differences	(268)	368
Initial recognition and changes in estimates	14	98
Changes in the scope of consolidation - included entities	131
Changes in the scope of consolidation - excluded entities		(546)
Transfers	(5,522)	(4,253)
Other changes	1,349	16
Property, plant and equipment - end of the year	9,682	7,494
Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,633	1,295
Additions	1,252	1,074
Depreciation capitalized	1
Impairment	(390)	(414)
Reversals	36	38
Currency translation differences	(3)	5
Changes in the scope of consolidation - included entities	77	118
Transfers	(632)	(467)
Other changes	(45)	(16)
Property, plant and equipment - end of the year	1,929	1,633
Gross carrying amount
Property, plant and equipment
Property, plant and equipment - beginning of the year	195,812
Property, plant and equipment - end of the year	195,887	195,812
Gross carrying amount | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	4,255
Property, plant and equipment - end of the year	4,354	4,255
Gross carrying amount | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	143,432
Property, plant and equipment - end of the year	139,866	143,432
Gross carrying amount | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	31,328
Property, plant and equipment - end of the year	32,121	31,328
Gross carrying amount | E&P exploration assets and appraisal
Property, plant and equipment
Property, plant and equipment - beginning of the year	1,345
Property, plant and equipment - end of the year	1,568	1,345
Gross carrying amount | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	11,654
Property, plant and equipment - end of the year	13,670	11,654
Gross carrying amount | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	3,798
Property, plant and equipment - end of the year	4,308	3,798
Accumulated depreciation, amortisation and impairment
Property, plant and equipment
Property, plant and equipment - beginning of the year	(139,480)
Property, plant and equipment - end of the year	(139,588)	(139,480)
Accumulated depreciation, amortisation and impairment | Land and buildings
Property, plant and equipment
Property, plant and equipment - beginning of the year	(3,167)
Property, plant and equipment - end of the year	(3,243)	(3,167)
Accumulated depreciation, amortisation and impairment | E&P wells, plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(102,940)
Property, plant and equipment - end of the year	(102,445)	(102,940)
Accumulated depreciation, amortisation and impairment | Other plant and machinery
Property, plant and equipment
Property, plant and equipment - beginning of the year	(27,048)
Property, plant and equipment - end of the year	(27,533)	(27,048)
Accumulated depreciation, amortisation and impairment | E&P tangible assets in progress
Property, plant and equipment
Property, plant and equipment - beginning of the year	(4,160)
Property, plant and equipment - end of the year	(3,988)	(4,160)
Accumulated depreciation, amortisation and impairment | Other tangible assets in progress and advances
Property, plant and equipment
Property, plant and equipment - beginning of the year	(2,165)
Property, plant and equipment - end of the year	€ (2,379)	€ (2,165)